Related Party Transactions - Schedule of Due to Related Party (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2008	Dec. 31, 2024
Schedule of Due to Related Party [Line Items]
Nature
Due to Related Party				$ 55,000
Zhen Qin [Member]
Schedule of Due to Related Party [Line Items]
Nature		Cost of real estate services – commission expense
Relationship	The Company’s major shareholder, Chairman of the Board and Chief Executive Officer	The Company’s shareholder with 45.85% ownership, Chairman of the Board and Chief Executive Officer
Due to Related Party				$ 55,000